Segment Reporting - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ (7)	$ (13)	$ (14)
Loss on extinguishment of debt	0	0	36
Unrealized gain on commodity derivatives	(21)	21	(14)
Inventory adjustments	114	(5)	(190)
Equity in earnings of unconsolidated affiliates	(5)	(4)	(4)
Other non-cash adjustments	22	20	21
Income tax expense	36	26	30
Adjusted EBITDA	$ 964	$ 919	$ 754